NATURE OF OPERATIONS (Details Narrative)	6 Months Ended
Jun. 30, 2022
NATURE OF OPERATIONS (Details Narrative)
Country of incorporation	Canada
Year of incorporation	March 13, 2019
Principal Activity	The Company is a manufacturer of global cannabis products and brands, building a connected, design-led collective of plant-based wellness and lifestyle brands.
Company's Registered Office	365 Bay Street, Suite 800, Toronto, Ontario, M5H 2V1, Canada
Principal Place Of Business	3406 SW 26th Terrace, Suite C-1, Fort Lauderdale, Florida 33312